8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 2) (USD $)	Sep. 30, 2012
Notes Payable And Capital Lease Obligations Details 2
September 30, 2013	$ 711,000
September 30, 2014	550,000
Septmeber 30, 2015	207,000
September 30, 2016	155,000
Total future minimum lease payments	1,623,000
Less: imputed interest	(179,000)
Less: current portion	(598,000)
Total Long Term Portion	$ 846,000